Condensed Consolidated Statement of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from continuing operating activities:
Net (loss) from continuing operations	$ (9,144,538)	$ (7,130,104)	$ (15,567,200)	$ (27,993,264)
Net (loss)	(8,724,972)	(7,130,104)
Stock Based compensation				9,387,965
Fair value of warrants issued for loan extension
Depreciation & Amortization	112,442	16,204		115,034
Amortization of debt discount		996,879		1,604,030
Gain on sale of fixed assets	(23,308)	(3,702)
Loss on extinguishment	1,120,333			(34,499)
Bad debt	4,816	2,266		7,513
Gain on settlement				(669,200)
Intangible asset impairment				300,000
Impairment of secured promissory note				10,000,000
Impairment IP		1,000,000
Fair value of options issued for services	39,444	142,169
Fair value of shares issued for services	791,425	400,860
Fair value of shares issued for inducement	326,730
Fair value of warrants issued for services	364,960
Amortization of Clinical research agreement		212,500
Unrealized loss on marketable securities	356,359
Unrealized gain/loss on equity investment	726,884
Realized gain/loss on sale of marketable securities	(216,664)
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Prepaid expenses and deposits	(181,946)	(284,538)		7,416
Right of Entry asset	122,458	114,004		102,252
Accounts receivable	371,803	(28,767)		(11,265)
Inventory	94,157	(148,489)		(22,860)
Accounts payable	(59,862)	(292,547)		775,099
Accrued liabilities	130,938	68,162		40,637
Lease liability	(118,894)	(94,078)		(86,481)
Legal fees				25,000
Net cash (used in) continuing operating activities	(4,762,897)	(5,029,182)	(6,448,078)	(6,523,441)
Cash flow from discontinued operations
Income (loss) from discontinue operations	(261,528)	437,147	344,172	(106,981)
Income (loss) from discontinued operations	(681,094)	437,147
Reclassification of assets and liabilities to held for sale	863,065	(437,409)		116,837
Cash provided from discontinued operations	181,971	22,662		9,856
Cash flows from investing activities:
Purchase of fixed assets				(80,916)
Cash paid for Intellectual property				(150,000)
Cash loaned to affiliate				(2,908,300)
Cash paid for SRM Inc.	(390,478)			(1,502,621)
Cash loaned to a third party				(10,000,000)
Cash paid for research agreement		(1,500,000)
Cash paid for purchase of assets	(200,000)	(10,707)
Cash received from SRM Ltd.	1,534,814
Net change to value of marketable securities	345,032
Cash paid for investment	(508,800)
Cash paid for marketable securities	(14,332)
Cash paid for purchase of fixed assets	(108,954)	(1,000,000)
Cash received for sale of marketable securities	665,631
Proceeds from sale of assets	39,100	43,000
Net cash (used in) investing activities	1,362,013	(2,467,707)		(14,641,837)
Cash flows from financing activities:
Shares issued for cash	6,786,449			28,318,314
Proceeds from Promissory notes		1,880,000		2,967,500
Repayment of convertible debt				(3,150,000)
Capital contribution				70,818
Cash paid for Treasury Stock		(2,880,045)
Borrowings on debt	199,097	241,272
Loans to affiliates	(699,952)
Repayment of Borrowing on debt
Payments on debt	(156,436)	(187,711)
Net cash (used in) provided by financing activities	6,129,158	(946,484)		28,206,632
Net (decrease) in cash and cash equivalents	2,910,245	(8,443,635)		7,051,210
Cash and cash equivalents at the beginning of the period	1,477,552	11,225,038	11,225,038	4,173,828
Cash and cash equivalents at the end of the period	4,387,797	2,781,403	1,477,552	11,225,038
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest
Cash paid for income taxes
Non-cash items:
Common stock issued in connection with promissory notes		277,500		560,496
Fair value of Warrants issued and beneficial conversion feature in connection with convertible notes		706,977		1,446,530
Cancellation of shares issued to management		57
Treasury shares cancelled		2,579,894
Cashless exercise of options				222
Initial ROU asset and lease liability				870,406
Fair value of shares issued for capitalized intellectual property				525,000
Reclassification of Held to Maturity investments to Marketable Securities	3,417,100
Shares issued from stock payable for services	192,000
Shares issued for GBB asset purchase	2,468,500
Reclassification for SRM Ltd deconsolidation	146,800
Revision of Prior Period, Adjustment [Member]
Cash flows from continuing operating activities:
Net (loss) from continuing operations			(15,567,200)
Stock Based compensation			3,244,564
Fair value of warrants issued for loan extension			937,207
Depreciation & Amortization			20,589
Amortization of debt discount			1,104,477
Gain on sale of fixed assets			(3,702)
Loss on extinguishment
Bad debt
Gain on settlement
Intangible asset impairment			1,875,000
Impairment of secured promissory note			1,000,000
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Prepaid expenses and deposits			(50,463)
Right of Entry asset			153,334
Accounts receivable			(19,889)
Inventory			97,580
Accounts payable			838,355
Accrued liabilities			52,304
Lease liability			(130,234)
Legal fees
Net cash (used in) continuing operating activities			(6,448,078)
Cash flow from discontinued operations
Income (loss) from discontinue operations			344,172
Reclassification of assets and liabilities to held for sale			(271,722)
Cash provided from discontinued operations			72,450
Cash flows from investing activities:
Purchase of fixed assets			(10,707)
Cash paid for Intellectual property
Cash loaned to affiliate
Cash paid for SRM Inc.
Cash loaned to a third party			(1,000,000)
Cash paid for research agreement			(1,500,000)
Proceeds from sale of assets			43,000
Net cash (used in) investing activities			(2,467,707)
Cash flows from financing activities:
Shares issued for cash
Proceeds from Promissory notes			1,880,000
Repayment of convertible debt
Capital contribution
Cash paid for Treasury Stock			(2,880,045)
Borrowings on debt			43,707
Loans to affiliates			(1,374)
Repayment of Borrowing on debt			241,272
Payments on debt			(187,711)
Net cash (used in) provided by financing activities			(904,151)
Net (decrease) in cash and cash equivalents			(9,747,486)
Cash and cash equivalents at the beginning of the period	$ 1,477,552	$ 11,225,038	11,225,038
Cash and cash equivalents at the end of the period			1,477,552	$ 11,225,038
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest
Cash paid for income taxes
Non-cash items:
Common stock issued in connection with promissory notes			277,500
Fair value of Warrants issued and beneficial conversion feature in connection with convertible notes			706,977
Cancellation of shares issued to management			57
Treasury shares cancelled			2,880,045
Cashless exercise of options
Initial ROU asset and lease liability
Fair value of shares issued for capitalized intellectual property